Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	¥ 366,997	¥ 316,392
Equity instruments at fair value through other comprehensive income	5,170,856	5,817,261
Debt instruments at fair value through other comprehensive income	28,008,280	24,016,184
Total investment securities	33,546,133	30,149,837
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	274,414	234,095
Debt instruments at fair value through other comprehensive income	12,649,244	9,395,945
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	109,550	78,561
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	151,882	142,557
Domestic [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	12,982	12,977
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	11,180,546	7,547,377
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	822,575	1,053,332
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	645,602	794,920
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	521	316
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	92,583	82,297
Debt instruments at fair value through other comprehensive income	15,359,036	14,620,239
Foreign [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	66,896	77,578
Foreign [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	13,876	2,703
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	11,811	2,016
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	5,539,051	6,062,125
Foreign [member] | Debt instruments [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	4,531,619	4,144,335
Foreign [member] | Debt instruments [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	4,238,051	3,545,565
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	1,050,315	868,214
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,362,996	4,398,910
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 1,807,860	¥ 1,418,351